Goodwill - Disclosure of detailed information about key assumptions for the CGU's (Details) - $ / ounce	Dec. 31, 2024	Dec. 31, 2023
Statements Line Items
Post-tax real discount rate	4.90%	5.00%
Long-term gold price (per ounce) [Member]
Statements Line Items
Gold price per ounce	2,184	1,754
Long-term silver price (per ounce) [Member]
Statements Line Items
Silver price per ounce	27	23